Shareholders' Equity (Details) - Common Stock [Member] - $ / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, outstanding at beginning of year		674,200	813,100	875,500
Number of options, granted	[1]	156,000	118,000	90,000
Number of options, exercised		(108,000)	(131,800)	(46,000)
Number of options, forfeited		(90,000)	(74,100)	(78,400)
Number of options, expired		(280,000)	(51,000)	(28,000)
Number of options, outstanding at end of year		352,000	674,200	813,100
Number of options, exercisable at end of year		34,000	350,000	303,000
Weighted average exercise price, options outstanding at beginning of year		$ 1.46	$ 1.490	$ 1.600
Weighted average exercise price, options granted	[1]	0.003	0.003	0.650
Weighted average exercise price, options exercised		0.003	0.003	1.150
Weighted average exercise price, options forfeited		0.003	0.500	1.410
Weighted average exercise price, options expired		2.947	2.950	2.950
Weighted average exercise price, options outstanding at end of year		0.23	1.46	1.490
Weighted average exercise price, options exercisable at end of year		1.49	2.630	2.900
Weighted average grant date fair value of options granted during the year	[2]	$ 1.31	$ 1.46	$ 1.30

[1]	In the years ended December 31, 2019 and 2018, the options were granted with an exercise price equal to par value of NIS 0.01.In the year ended December 31, 2017, the options were granted with an exercise price equal to the average closing price per share of the Company's ordinary shares on the stock market during the 30-day trading period immediately preceding the date of grant of such option, or with an exercise price equal to par value of NIS 0.01.
[2]	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions: